S000024760 [Member] Investment Objectives and Goals - Franklin Dynamic Asset Allocation Equity Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Prior to July 15, 2026, Franklin Dynamic Asset Allocation Equity Fund was named Putnam Dynamic Asset Allocation Equity Fund.
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks long-term growth.